Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories
	December 31,	December 31,
	2012	2011
Raw materials	$1,299,019	$3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	$10,529,476	$8,113,428